Consolidated Statements of Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Preferred Stock	Common Stock	Surplus	Retained Earnings	Other Comprehensive Income (Loss)	Treasury Stock	Total
Balance at Dec. 31, 2016		$ 95,910	$ 169,567	$ 1,777,963	$ (26,697)	$ (292,076)	$ 1,724,667
Balance (in shares) at Dec. 31, 2016	95,910
Increase (decrease) in shareholders' equity
Net Income				157,436			157,436
Dividends:
Dividends				(43,594)			(43,594)
Purchase of treasury stock						(187)	(187)
Exercise of stock options		109	1,346				1,455
Exercise of stock options (in shares)	109
Stock compensation expense recognized in earnings			903				903
Other comprehensive income, net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments					(1,700)		(1,700)
Balance at Dec. 31, 2017		96,019	171,816	1,891,805	(28,397)	(292,263)	1,838,980
Balance (in shares) at Dec. 31, 2017	96,019
Increase (decrease) in shareholders' equity
Net Income				215,931			215,931
Dividends:
Dividends				(49,599)			(49,599)
Purchase of treasury stock						(19,042)	(19,042)
Exercise of stock options		85	1,437				1,522
Exercise of stock options (in shares)	85
Stock compensation expense recognized in earnings			1,035				1,035
Repurchase of outstanding warrant			(29,005)				(29,005)
Other comprehensive income, net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments					(20,240)		(20,240)
Balance at Dec. 31, 2018		96,104	145,283	2,064,134	(54,634)	(311,305)	1,939,582
Balance (in shares) at Dec. 31, 2018	96,104
Dividends:
Cumulative adjustment for adoption of new accounting standards				5,997	(5,997)
Net Income				205,104			205,104
Dividends				(68,670)			(68,670)
Purchase of treasury stock						(17,845)	(17,845)
Exercise of stock options		111	1,812				1,923
Exercise of stock options (in shares)	111
Stock compensation expense recognized in earnings			980				980
Other comprehensive income, net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments					56,979		56,979
Balance at Dec. 31, 2019		$ 96,215	$ 148,075	$ 2,200,568	$ 2,345	$ (329,150)	$ 2,118,053
Balance (in shares) at Dec. 31, 2019	96,215